Commitments - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 24, 2016
Commitments And Contingencies [Line Items]
Rent Expense	$ 56,000	$ 20,000	$ 110,000	$ 34,000	$ 76,000	$ 53,000
Accruals for contingent liabilities	0		0		0
Total lease commitment	854,000		854,000		193,000
Transition Agreement [Member] | President And Chief Executive Officer [Member]
Commitments And Contingencies [Line Items]
Payments for transition services					$ 464,000
Transition services monthly payments					18 months
License Agreement [Member] | BioHEP Technologies Ltd. [Member]
Commitments And Contingencies [Line Items]
Maximum estimated development and regulatory milestone payments			3,500,000		$ 3,500,000
Maximum aggregate sublicensing revenues			$ 2,000,000		$ 2,000,000
Milford, Massachusetts [Member]
Commitments And Contingencies [Line Items]
Lease extended term date			Mar. 31, 2018		Mar. 31, 2018
Lease term expiration date					Mar. 31, 2016
Hopkinton, Massachusetts [Member]
Commitments And Contingencies [Line Items]
Lease term expiration date			May 31, 2021
Total lease commitment	$ 771,000		$ 771,000				$ 771,000